GENERAL (Narrative) (Details) ₪ in Thousands, $ in Thousands		1 Months Ended								3 Months Ended		6 Months Ended
	Apr. 06, 2022 CAD ($)	Jun. 30, 2022 CAD ($) shares	Apr. 30, 2022 CAD ($)	Mar. 30, 2022 CAD ($) shares	Jan. 31, 2022 CAD ($)	Dec. 01, 2021 CAD ($)	Dec. 01, 2021 ILS (₪)	Jul. 28, 2021 CAD ($)	Jul. 28, 2021 ILS (₪)	Jun. 30, 2022 CAD ($) shares	Jun. 30, 2021 CAD ($)	Jun. 30, 2022 CAD ($) shares	Jun. 30, 2021 CAD ($)	Mar. 31, 2023 CAD ($)	Mar. 31, 2023 ILS (₪)	Mar. 30, 2022 ILS (₪)	Jan. 31, 2022 ILS (₪)	Dec. 31, 2021 CAD ($) shares	Dec. 01, 2021 ILS (₪)	Aug. 16, 2021 CAD ($)	Aug. 16, 2021 ILS (₪)	Apr. 30, 2021 CAD ($)	Apr. 30, 2021 ILS (₪)	Dec. 31, 2020 CAD ($)
Disclosure of subsidiaries [line items]
Number of shares issued | shares		69,695,325								69,695,325		69,695,325						68,217,894
Proceeds from issuing shares												$ 0	$ 39,353
Cash and cash equivalents		$ 5,861								$ 5,861	$ 34,050	5,861	34,050					$ 13,903						$ 8,885
Net loss for the year										(18,658)	$ (10,717)	(30,207)	(12,422)
Net cash used in operating activities												(10,930)	(23,011)
Expense of restructuring activities												8,791	$ 0
Trichome Financial Corp. (“Trichome”) [Member] | Revolving Credit Facility [Member]
Disclosure of subsidiaries [line items]
Total Commitment																		$ 10,000
Increase in revolving credit facility			$ 15,000
Borrowings, interest rate			9.75%
Borrowings, interest rate basis			Prime Rate plus 7.30% per annum
Borrowings		12,107								12,107		12,107
Panaxia [Member]
Disclosure of subsidiaries [line items]
Total purchase price																						$ 7,000	₪ 18,700
Cash transferred																						2,800	7,600
Value of common shares issued in business combination																						$ 4,200	₪ 11,100
Accrued purchased consideration		358								358		358
Pharm Yarok pharmacy [Member]
Disclosure of subsidiaries [line items]
Aggregate consideration								$ 4,600	₪ 11,900
Cash consideration of business combination								$ 1,300	₪ 3,500
Vironna pharmacy [Member]
Disclosure of subsidiaries [line items]
Aggregate consideration												462
Total purchase price																				$ 3,300	₪ 8,500
Cash transferred																				1,900	5,000
Value of common shares issued in business combination																				$ 1,400	₪ 3,500
Percentage of issued and outstanding shares acquired																				51.00%	51.00%
Mizrahi [Member] | Revolving Credit Facility [Member]
Disclosure of subsidiaries [line items]
Total Commitment					$ 6,000												₪ 15,000
Borrowings, interest rate basis					Prime interest rate plus 1.5% (approximately 4.25%) per annum
Borrowings		5,525								5,525		5,525
Oranim Pharm [Member]
Disclosure of subsidiaries [line items]
Aggregate consideration						$ 4,900	₪ 11,900
Cash transferred						$ 2,100													₪ 5,200
Percentage of issued and outstanding shares acquired						51.00%													51.00%
Accrued purchased consideration		1,921								1,921		1,921
Oranim Pharm [Member] | Subsequent Event [Member]
Disclosure of subsidiaries [line items]
Issuance of common shares | shares				251,001
Cash transferred				$ 700										$ 2,100	₪ 5,200	₪ 1,500
Sde Avraham Cultivation [Member]
Disclosure of subsidiaries [line items]
Expense of restructuring activities	$ 4,383
Sublime [Member]
Disclosure of subsidiaries [line items]
Expense of restructuring activities		4,779
Overnight Marketed Offering [Member]
Disclosure of subsidiaries [line items]
Cash and cash equivalents		$ 5,861								$ 5,861		5,861
Working capital of business acquisition												9,757
Net loss for the year												(30,207)
Net cash used in operating activities												$ (10,930)